CAPITAL AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
CAPITAL AND FINANCIAL RISK MANAGEMENT
CAPITAL AND FINANCIAL RISK MANAGEMENT

19. CAPITAL AND FINANCIAL RISK MANAGEMENT

The Company's activities expose it to a variety of financial risks: market risk (including interest rate risk, commodity price risk and foreign currency risk), credit risk and liquidity risk. The Company's overall risk management policy is to support the delivery of the Company's financial targets while minimizing the potential adverse effects on the Company's performance.

Risk management is carried out by a centralized treasury department under policies approved by the Board. The Company's financial activities are governed by policies and procedures and its financial risks are identified, measured and managed in accordance with its policies and risk tolerance.

A)   Market Risk

Market risk is the risk that changes in market factors, such as interest rates, commodity prices and foreign exchange rates, will affect the value of Agnico Eagle's financial instruments. The Company can choose to either accept market risk or mitigate it through the use of derivatives and other economic hedging strategies.

i.    Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates. The Company's exposure to the risk of changes in market interest rates relates primarily to the Company's long-term debt obligations that have floating interest rates.

There is no impact on income before income and mining taxes or equity of a 1.0% increase or decrease in interest rates as at December 31, 2017 (2016 – $2.6 million).

ii.    Commodity Price Risk

a.    Metal Prices

Agnico Eagle's revenues from mining operations and net income are sensitive to metal prices. Changes in the market price of gold may be attributed to numerous factors such as demand, global mine production levels, central bank purchases and sales and investor sentiment. Changes in the market prices of by-product metals (silver, zinc and copper) may be attributed to factors such as demand and global mine production levels.

In order to mitigate the impact of fluctuating by-product metal prices, the Company occasionally enters into derivative financial instrument contracts under its Board-approved Risk Management Policies and Procedures. The Company has a long-standing policy of no forward gold sales. However, the policy does allow the Company to use other economic hedging strategies, where appropriate, to mitigate by-product metal pricing risks. The Company's policy does not allow speculative trading.

b.   Fuel

To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instruments as economic hedges of the price risk on a portion of its diesel fuel costs (refer to note 20 to these consolidated financial statements for further details on the Company's derivative financial instruments).

iii.   Foreign Currency Risk

The Company receives payment for all of its metal sales in US dollars and pays most of its operating and capital costs in Canadian dollars, Euros or Mexican pesos. This gives rise to significant foreign currency risk exposure. The Company enters into currency economic hedging transactions under the Board-approved Foreign Exchange Risk Management Policies and Procedures to hedge part of its foreign currency exposure. The policy does not permit the hedging of translation exposure (that is, the gains and losses that arise from the accounting translation of Canadian dollar, Euro or Mexican peso denominated assets and liabilities into US dollars), as it does not give rise to cash exposure. The Company's foreign currency derivative financial instrument strategy includes the use of purchased puts, sold calls, collars and forwards that are not held for speculative purposes (refer to note 20 to these consolidated financial statements for further details on the Company's derivative financial instruments).

The following table sets out the translation impact on income before income and mining taxes and equity for the year ended December 31, 2017 of a 10.0% change in the exchange rate of the US dollar relative to the Canadian dollar, Euro and Mexican peso, with all other variables held constant.

	Impact on Income Before Income and Mining Taxes and Equity

	10.0% Strengthening of the US Dollar	10.0% Weakening of the US Dollar

Canadian dollar	$8,435	$(8,435)

Euro	$2,477	$(2,477)

Mexican peso	$(6,710)	$6,710

B)  Credit Risk

Credit risk is the risk that a third party might fail to fulfill its obligations under the terms of a financial instrument. Credit risk arises from cash and cash equivalents, short-term investments, restricted cash, trade receivables and derivative financial instruments. The Company holds its cash and cash equivalents, restricted cash and short-term investments in highly rated financial institutions resulting in a low level of credit risk. For trade receivables and derivative financial instruments, historical levels of default have been negligible, resulting in a low level of credit risk. The Company mitigates credit risk by dealing with recognized credit-worthy counterparties and limiting concentration risk. For derivative financial instrument liabilities, the Company assumes no credit risk when the fair value of an instrument is negative. The maximum exposure to credit risk is equal to the carrying amount of the instruments as follows:

	As at December 31, 2017	As at December 31, 2016

Cash and cash equivalents	$632,978	$539,974

Short-term investments	10,919	8,424

Restricted cash	1,223	1,162

Trade receivables	12,000	8,185

Derivative financial instrument assets	17,240	364

Total	$674,360	$558,109

C)   Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company monitors its risk of a shortage of funds by monitoring its debt rating and projected cash flows taking into account the maturity dates of existing debt and other payables. The Company manages exposure to liquidity risk by maintaining cash balances, having access to undrawn credit facilities and access to public debt markets. Contractual maturities relating to finance lease obligations are detailed in note 13(a) to these consolidated financial statements and contractual maturities relating to long-term debt are detailed in note 14 to these consolidated financial statements. Other financial liabilities, including accounts payable and accrued liabilities and derivative financial instruments, have maturities within one year of December 31, 2017.

D)  Capital Risk Management

The Company's primary capital management objective is to maintain an optimal capital structure to support current and long-term business activities and to provide financial flexibility in order to maximize value for equity holders.

Agnico Eagle's capital structure comprises a mix of long-term debt and total equity as follows:

	As at December 31, 2017	As at December 31, 2016

Long-term debt	$1,371,851	$1,202,686

Total equity	4,946,991	4,492,474

Total	$6,318,842	$5,695,160

The Company manages its capital structure and makes adjustments to it based on changes in economic conditions and the requirements of financial covenants. To effectively manage its capital requirements, Agnico Eagle has in place a rigorous planning, budgeting and forecasting process to ensure it has the appropriate liquidity to meet its operating and growth objectives. The Company has the ability to adjust its capital structure by various means.

See note 14 to these consolidated financial statements for details related to Agnico Eagle's compliance with its long-term debt covenants.

E)   Changes in liabilities arising from financing activities

	As at December 31, 2016	Cash Flows	Foreign Exchange	Other(i)	As at December 31, 2017

Current portion of long-term debt	$129,896	$(130,412)	$516	$–	$–

Long-term debt	1,072,790	296,495	–	2,566	1,371,851

Finance lease obligations(ii)	11,854	(5,252)	174	(1,449)	5,327

Total liabilities from financing activities	$1,214,540	$160,831	$690	$1,117	$1,377,178

Note:

(i)     Includes the amortization of deferred financing costs on long-term debt and various non-cash adjustments.

(ii)    The finance lease obligations balance includes the long-term portion of finance lease obligations of $1,915 (2016 – $6,319) (note 13(a)) which is recorded in the other liabilities line item on the consolidated balance sheets.